Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2025	Jun. 29, 2024	Jun. 28, 2025	Jun. 29, 2024	Dec. 28, 2024	Dec. 31, 2023	Dec. 30, 2023	Dec. 31, 2022
Property and Equipment (Details) [Line Items]
Depreciation expense						$ 55,402		$ 47,341
Other Direct Costs
Property and Equipment (Details) [Line Items]
Depreciation expense		$ 1,524			$ 6,018		$ 5,534	5,125
NV5 Global, Inc. [Member]
Property and Equipment (Details) [Line Items]
Depreciation expense	$ 4,483	4,025	$ 9,036	$ 7,948
NV5 Global, Inc. [Member] | Other Direct Costs
Property and Equipment (Details) [Line Items]
Depreciation expense	1,907	1,524	3,665	3,085	6,018	$ 5,534		5,125
Property, Plant and Equipment [Member]
Property and Equipment (Details) [Line Items]
Depreciation expense					$ 16,196		$ 14,343	$ 11,722
Property, Plant and Equipment [Member] | NV5 Global, Inc. [Member]
Property and Equipment (Details) [Line Items]
Depreciation expense	4,483	$ 4,025	$ 9,036	$ 7,948
Property, Plant and Equipment [Member] | NV5 Global, Inc. [Member] | Other Direct Costs
Property and Equipment (Details) [Line Items]
Depreciation expense	$ 1,907